Restricted financial assets (Tables)	12 Months Ended
Dec. 31, 2019
Notes Disclosure Restricted Financial Assets [Line Items]
Disclosure of restricted financial assets [text block]
Restricted financial assets
USD million	31.12.19	31.12.18
Financial assets pledged as collateral
Financial assets at fair value held for trading	56,415	43,292
of which: assets pledged as collateral that may be sold or repledged by counterparties	41,285	32,121
Loans and advances to customers[1]	18,399	18,804
Financial assets at fair value not held for trading	188	0
Debt securities classified as Other financial assets measured at amortized cost	1,212	0
of which: assets pledged as collateral that may be sold or repledged by counterparties	1,212	0
Total financial assets pledged as collateral[2]	76,215	62,096

Other restricted financial assets
Loans and advances to banks	3,131	5,140
Financial assets at fair value held for trading	242	3,589
Cash collateral receivables on derivative instruments	2,986	3,205
Loans and advances to customers	620	935
Financial assets at fair value not held for trading	29,676	23,514
Financial assets measured at fair value through other comprehensive income	176	171
Other	379	203
Total other restricted financial assets	37,210	36,758
Total financial assets pledged and other restricted financial assets	113,425	98,854
1 All related to mortgage loans that serve as collateral for existing liabilities against Swiss central mortgage institutions and for existing covered bond issuances. Of these pledged mortgage loans, approximately USD 6.3 billion for 31 December 2019 (31 December 2018: approximately USD 3.2 billion) could be withdrawn or used for future liabilities or covered bond issuances without breaching existing collateral requirements. 2 Does not include assets placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes (31 December 2019: USD 0.6 billion; 31 December 2018: USD 0.3 billion).

UBS AG
Notes Disclosure Restricted Financial Assets [Line Items]
Disclosure of restricted financial assets [text block]
Restricted financial assets
USD million	31.12.19	31.12.18
Financial assets pledged as collateral
Financial assets at fair value held for trading	56,548	43,292
of which: assets pledged as collateral that may be sold or repledged by counterparties	41,285	32,121
Loans and advances to customers[1]	18,399	18,804
Financial assets at fair value not held for trading	188	0
Debt securities classified as Other financial assets measured at amortized cost	1,212	0
of which: assets pledged as collateral that may be sold or repledged by counterparties	1,212	0
Total financial assets pledged as collateral[2]	76,347	62,096

Other restricted financial assets
Loans and advances to banks	2,353	5,140
Financial assets at fair value held for trading	242	1,054
Cash collateral receivables on derivative instruments	2,986	3,205
Loans and advances to customers	620	935
Financial assets at fair value not held for trading	29,368	23,212
Financial assets measured at fair value through other comprehensive income	176	171
Other	382	203
Total other restricted financial assets	36,126	33,920
Total financial assets pledged and other restricted financial assets	112,474	96,016
1 All related to mortgage loans that serve as collateral for existing liabilities against Swiss central mortgage institutions and for existing covered bond issuances. Of these pledged mortgage loans, approximately USD 6.3 billion for 31 December 2019 (31 December 2018: approximately USD 3.2 billion) could be withdrawn or used for future liabilities or covered bond issuances without breaching existing collateral requirements. 2 Does not include assets placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes (31 December 2019: USD 0.6 billion; 31 December 2018: USD 0.3 billion).